OTHER NON-CURRENT ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Miscellaneous non-current assets [abstract]
Finance lease receivables	$ 0	$ 36
Other assets	28	43
Total other assets	$ 28	$ 79